Share Capital	11 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Share Capital
10.	Share Capital

a)	Issuances for Cash and Land Acquisition

On October 18, 2016, the Company issued 25,963,167 units (“Placement Units”) in a private placement to subscribers for gross proceeds of $19.472 million. Each Placement Unit consists of one common share and one half of one common share purchase warrant, each whole warrant exercisable for one common share at a price of $1.00 per share for a period beginning 6 months following the issue date and ending 60 months after the issue date, subject to the Acceleration Triggering Event, and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions. A total of 25,963,167 common shares and 13,641,586 purchase warrants were issued under this transaction, including 660,005 broker warrants issued to the underwriters. The amount attributable to common shares was $15.881 million and the amount attributable to warrants was $2.174 million, which includes the broker warrant fair value of $0.151 million. Transaction costs for the issuance were $1.568 million. The closing triggered customary anti-dilution provisions for the Exchange Warrant. See Note 8 for additional details.

On October 28, 2016, the Company issued 14,111,251 units (“Glencore Units”) to Glencore for gross proceeds of $10.583 million pursuant to Glencore’s right to maintain its pro rata ownership following the private placement which closed on October 18, 2016. Each Glencore Unit consists of one common share and one half of one common share purchase warrant, each whole warrant exercisable for one common share at a price of $1.00 per share for a period beginning 6 months following the issue date and ending 60 months after the issue date, subject to the Acceleration Triggering Event, and where the exercise price and the number of warrants are subject to conventional anti-dilution provisions. A total of 14,111,251 common shares and 7,055,626 purchase warrants were issued under this transaction. The amount attributable to common shares was $9.210 million and the amount attributable to warrants was $1.270 million. Transaction costs for the issuance were $0.103 million.

During the eleven months ended December 31, 2017 the Company issued 396,616 shares (January 31, 2017 – 241,376 shares) related to land purchase options valued at $0.256 million (January 31, 2017 - $0.200 million).

b)	Share-Based Compensation

The Omnibus Share Compensation Plan (“Omnibus Plan”) was created to align the interests of the Company’s employees, directors, officers and consultants with those of shareholders. Effective May 25, 2007, the Company adopted the Omnibus Plan, which was approved by the Company’s shareholders on June 27, 2007, modified and further ratified and reconfirmed by the Company’s shareholders most recently on July 15, 2015. The Omnibus Plan restricts the award of share options, restricted shares, restricted share units, and other share-based awards to 10% of the common shares issued and outstanding on the grant date, excluding 2,500,000 common shares pursuant to an exemption approved by the Toronto Stock Exchange.

During the eleven months ended December 31, 2017, the Company recorded $1.550 million for share-based compensation (January 31, 2017 - $2.518 million) with $1.318 million expensed to share-based compensation (January 31, 2017 - $1.808 million) and $0.232 million capitalized to mineral property, plant and equipment (January 31, 2017 - $0.710 million). The offsetting entries were to equity reserves for $1.111 million (January 31, 2017 - $2.518 million) and payables for $0.439 million (January 31, 2017 - $nil). Total share-based compensation for the eleven months ended December 31, 2017 comprised $0.368 million for share options (January 31, 2017 - $1.490 million), $1.182 million for restricted shares and restricted share units (January 31, 2017 - $0.916 million), and $nil for issuance of unrestricted shares (January 31, 2017 - $0.112 million). Vesting of restricted share units during the eleven months ended December 31, 2017 resulted in $0.365 million being transferred from equity reserves to share capital (January 31, 2017 - $0.694 million).

c)	Share Options

Share options granted may not exceed a term of ten years and are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan. Details of share options are as follows:

	11 months ended December 31, 2017		12 months ended January 31, 2017
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding – beginning of period	20,962,002	1.10	18,975,002	1.29
Granted	2,142,000	0.62	5,502,000	0.76
Expired	(1,445,000)	2.19	(3,515,000)	1.64
Outstanding – end of period	21,659,002	0.98	20,962,002	1.10

The fair value of share options granted was estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Risk-free interest rate	1.42% to 1.82%	1.01% to 1.30%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	53.91% to 57.06%	55.88% to 59.17%
Expected life in years	2.50 to 5.00	2.50 to 5.00
Weighted average fair value of each option	$0.22 to $0.32	$0.26 to $0.38

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the option is indicative of future trends, which may or may not necessarily be the actual outcome.

Details of share options outstanding as at December 31, 2017 are as follows:

Range of Exercise Prices	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Weighted Average Remaining Life
0.7110 to 0.7977	11,754,000	10,020,667	0.73	3.92
0.8200 to 0.9972	3,839,000	3,789,000	0.97	5.89
1.0058 to 1.5000	4,096,002	4,096,002	1.15	2.78
1.7689 to 2.4886	1,665,000	1,465,000	2.01	2.15
2.6273 to 3.0695	305,000	182,500	2.81	0.74
	21,659,002	19,553,169	0.98	3.87
As at December 31, 2017 all outstanding share options had vested and were exercisable, with the exception of 2,105,833, which were scheduled to vest upon completion of specific targets or dates (Permits – 883,333; Construction – 62,500; Production – 200,000; June 2018 – 300,000; June 2019 – 300,000; June 2020 – 300,000; Other – 60,000). The outstanding share options have expiry periods between 0.03 and 9.56 years.

d)	Restricted Shares and Restricted Share Units

Restricted shares and restricted share units granted are forfeited if the grantee ceases to be an eligible person under the Omnibus Plan. Details of restricted shares and restricted share units are as follows:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Outstanding - beginning of period	2,618,020	990,471
Issued	1,077,869	2,303,239
Forfeited	(8,896)	-
Vested	(405,963)	(675,690)
Outstanding - end of period	3,281,030	2,618,020

During the eleven months ended December 31, 2017, the Company issued 1,077,869 restricted share units which had a fair value of $0.657 million to be expensed and capitalized over the vesting periods.

During the eleven months ended December 31, 2017, there were 8,896 restricted share units forfeited upon individuals ceasing to be eligible persons under the Plan.

As at December 31, 2017 outstanding restricted shares and restricted share units were scheduled to vest upon completion of specific targets or dates (Permits – 134,891; Construction Finance – 750,000; Production – 134,890; February 2018 – 1,050,837; January 2019 – 697,353; Other – 513,059).

e)	Bonus Shares

The bonus share incentive plan was established for the Company’s directors and key employees and was approved by the disinterested shareholders at the Company’s shareholders’ meeting held in May 2004. The Company has authorized 3,640,000 bonus shares for the achievement of Milestone 4 representing commencement of commercial production at NorthMet at a time when the Company has not less than 50% ownership interest in NorthMet. At the Company’s Annual General Meeting of shareholders held in June 2008, the disinterested shareholders approved the bonus shares for Milestone 4. Regulatory approval is required prior to issuance of these shares. Details of bonus shares are as follows:

	11 months ended December 31, 2017		12 months ended January 31, 2017
	Allocated	Authorized & Unissued	Allocated	Authorized & Unissued
Outstanding – beginning of period	3,150,000	3,640,000	3,150,000	3,640,000
Outstanding – end of period	3,150,000	3,640,000	3,150,000	3,640,000

The fair value of these unissued bonus shares is being amortized until the estimated date of issuance. During the eleven months ended December 31, 2017, the Company recorded $0.279 million amortization related to Milestone 4 bonus shares (January 31, 2017 – $0.304 million), which was capitalized to Mineral Property, Plant and Equipment.

f)	Share Purchase Warrants

Details of share purchase warrants are as follows:

	11 months ended December 31, 2017		12 months ended January 31, 2017
	Number of Purchase Warrants	Weighted Average Exercise Price	Number of Purchase Warrants	Weighted Average Exercise Price
Outstanding – beginning of period	27,780,213	$0.95	6,919,287	$0.91
Issued	-	-	21,322,212	0.99
Expiration	(6,458,001)	(0.82)	(461,286)	(2.17)
Outstanding – end of period	21,322,212	$0.99	27,780,213	$0.95

The outstanding share purchase warrants have expiry periods between 3.80 years and 3.83 years, subject to acceleration in certain circumstances.

Issuances during the prior period related to the October 18, 2016 and October 28, 2016 financing. See Notes 7 and 10a for additional details.

Expirations during the prior period related to the IRRRB non-convertible debt. See Note 9a for additional details. Expirations during the current period related to Glencore financing which give Glencore the right to purchase 6,458,001 shares of its common shares at $0.8231 per share until December 31, 2017. Subsequent to December 31, 2017, warrants to purchase 6,458,001 common shares at $0.8231 per share at any time until March 31, 2019 were issued to Glencore. See Note 16 for additional details

The fair value of share purchase warrants granted were estimated at the date of grant using the Black-Scholes pricing model with the following weighted average assumptions:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Risk-free interest rate	-	0.98% to 1.33%
Expected dividend yield	-	-
Expected forfeiture rate	-	-
Expected volatility	-	55.58% to 58.47%
Expected life in years	-	2.50 to 5.00
Weighted average fair value of each warrant (1)	-	$0.19 to $0.40

(1)
The fair value of share purchase warrants was used in determining the allocation of net proceeds under the relative fair value method for Placement Units on October 18, 2016 and Glencore Units on October 28, 2016. See Notes 7 and 10a for additional details.

The expected volatility reflects the Company’s expectation that historical volatility over a period similar to the life of the warrant is indicative of future trends, which may or may not necessarily be the actual outcome.